Leases - Movement in right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 686	$ 663
Exchange differences	23	(9)
Additions	156	166
Disposal		(13)
Reclassification within property, plant and equipment	(79)
Reclassification to assets held for sale	(5)
Depreciation	(126)	(121)
Ending balance	655	686
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	444	426
Exchange differences	12	(6)
Additions	73	106
Disposal		(11)
Reclassification within property, plant and equipment	0
Reclassification to assets held for sale	(1)
Depreciation	(74)	(71)
Ending balance	454	444
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	242	237
Exchange differences	11	(3)
Additions	83	60
Disposal		(2)
Reclassification within property, plant and equipment	(79)
Reclassification to assets held for sale	(4)
Depreciation	(52)	(50)
Ending balance	$ 201	$ 242